UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Municipal Opportunities Fund (formerly, Eaton Vance New York Limited Maturity Municipal Income Fund)

Eaton Vance

Floating-Rate Municipal Income Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.7%

Security	Principal Amount (000’s omitted)	Value
Education — 6.4%
Bethlehem, PA, Area School District, 0.75%, 1/1/18 (Put Date), 1/1/30(1)	$2,995	$2,989,310
California Infrastructure and Economic Development Bank, (The Colburn School), 1.41%, 6/1/20 (Put Date), 8/1/37(1)	2,000	2,002,900
West Virginia University, 0.94%, 10/1/19 (Put Date), 10/1/41(1)	4,500	4,468,950

		$9,461,160

Electric Utilities — 12.4%
Beaver County Industrial Development Authority, PA, (FirstEnergy Generation, LLC), 3.50% to 6/1/20 (Put Date), 4/1/41	$1,000	$1,020,390
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	4,050	4,132,579
Long Island Power Authority, NY, Electric System Revenue, 0.97%, 11/1/18 (Put Date), 5/1/33(1)	7,000	6,949,810
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,011,500
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.00%, 5/15/19	1,500	1,514,415
Oklahoma Municipal Power Authority, 1.21%, 8/1/18 (Put Date), 1/1/23(1)	1,510	1,507,675
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	2,007,780

		$18,144,149

General Obligations — 10.3%
California, 1.16%, 5/1/17(1)	$1,100	$1,101,661
Connecticut, 1.43%, 8/15/20(1)	3,000	3,015,840
Connecticut, 1.76%, 3/1/18 (Put Date), 3/1/19(1)	1,000	1,000,000
Illinois, 5.00%, 8/1/17	1,000	1,039,430
Illinois, 5.00%, 1/1/18	1,000	1,051,360
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/17	250	248,300
Manheim Township, PA, School District, 0.711%, 5/1/18 (Put Date), 5/1/25(1)	1,610	1,590,213
Massachusetts, 0.887%, 11/1/18(1)	1,500	1,499,430
Mississippi, 0.94%, 9/1/17(1)	2,640	2,639,947
New York, NY, 0.99%, 8/1/27(1)	2,000	1,988,080

		$15,174,261

Hospital — 22.7%
Allen County, OH, (Mercy Health), 1.16%, 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,238,925
California Statewide Communities Development Authority, (Kaiser Permanente), 1.36%, 5/1/17 (Put Date), 4/1/52(1)	4,000	4,009,840
Connecticut Health & Educational Facility Authority, (Yale New Haven Health), 0.856%, 7/1/19 (Put Date), 7/1/49(1)	1,435	1,433,149
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 2.31%, 2/1/17 (Put Date), 8/1/38(1)	7,160	7,191,075
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 1.36%, 2/18/20 (Put Date), 8/15/35(1)	7,000	6,991,390
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.382%, 6/1/24 (Put Date), 6/1/28(1)	2,000	2,007,740
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.22%, 3/1/17 (Put Date), 10/1/29(1)(2)	1,245	1,252,619
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.99%, 12/1/19 (Put Date), 12/1/42(1)	3,000	2,980,500
Massachusetts Development Finance Agency, (Partners HealthCare System), 0.96%, 1/30/18 (Put Date), 7/1/38(1)	1,970	1,969,842

1

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.157%, 5/1/18(1)	$530	$529,300
North Carolina Medical Care Commission, (Wake Forest Baptist System), 1.15%, 12/1/17 (Put Date), 12/1/33(1)	2,225	2,217,680
Oregon Facilities Authority, (Providence Health and Services), 1.29%, 10/1/17 (Put Date), 10/1/20(1)	1,500	1,500,015

		$33,322,075

Industrial Development Revenue — 8.1%
Miami-Dade County, FL, Industrial Development Authority, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$2,000	$2,057,200
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	165	174,035
Oregon, (LOC: Georgia-Pacific LLC), (AMT), 0.60%, 12/1/25(3)	1,250	1,250,000
Sussex County, VA, Industrial Development Authority, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,548,855
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.16%, 12/2/19 (Put Date), 12/1/44(1)	7,000	6,838,230

		$11,868,320

Insured-General Obligations — 0.7%
Philadelphia, PA, (AGC), 5.50%, 7/15/16	$1,000	$1,002,040

		$1,002,040

Lease Revenue/Certificates of Participation — 3.1%
New Jersey Economic Development Authority, (School Facilities Construction), 1.14%, 2/1/17(1)	$2,725	$2,718,651
New Jersey Economic Development Authority, (School Facilities Construction), 1.96%, 9/1/27(1)	2,000	1,797,520

		$4,516,171

Other Revenue — 9.7%
Lancaster, OH, Port Authority, 1.026%, 8/1/19 (Put Date), 5/1/38(1)	$4,105	$4,108,941
New Jersey Economic Development Authority, (School Facilities Construction), 1.31%, 2/1/17(1)	2,230	2,214,390
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.056%, 8/1/19 (Put Date), 11/1/39(1)	7,000	6,945,610
Texas Municipal Gas Acquisition and Supply Corp., 0.88%, 9/15/17(1)	1,005	1,001,352

		$14,270,293

Senior Living/Life Care — 0.3%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$590	$421,832

		$421,832

Special Tax Revenue — 1.9%
Louisiana, Gasoline and Fuels Tax Revenue, 0.79%, 5/1/17 (Put Date), 5/1/43(1)	$2,500	$2,499,050
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	60,013
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	101,669
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(4)	20	0
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	95	66,499

		$2,727,231

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 17.1%
Harris County, TX, Toll Road Revenue, 1.11%, 8/15/18 (Put Date), 8/15/21(1)	$1,500	$1,499,025
Metropolitan Transportation Authority, NY, 0.786%, 11/1/18 (Put Date), 11/1/26(1)	1,500	1,487,190
Metropolitan Transportation Authority, NY, 0.99%, 6/1/20 (Put Date), 11/15/39(1)	3,000	2,984,100
Metropolitan Transportation Authority, NY, 1.136%, 11/1/17(1)	1,700	1,699,252
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.41%, 12/15/19 (Put Date), 6/15/34(1)	7,000	6,856,640
New Jersey Turnpike Authority, 0.876%, 1/1/18 (Put Date), 1/1/24(1)	1,000	997,190
North Texas Tollway Authority, 1.08%, 1/1/20 (Put Date), 1/1/38(1)	7,000	6,948,970
Pennsylvania Turnpike Commission, 1.29%, 12/1/20(1)	215	214,411
Pennsylvania Turnpike Commission, 1.68%, 12/1/20(1)	2,450	2,471,658

		$25,158,436

Water and Sewer — 2.0%
North Penn Water Authority, PA, 0.806%, 11/1/19 (Put Date), 11/1/24(1)	$3,000	$2,976,270

		$2,976,270

Total Tax-Exempt Municipal Securities — 94.7% (identified cost $139,916,882)		$139,042,238

Institutional MuniFund Term Preferred Shares — 1.4%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.31%, 11/1/18(2)(5)	400	$2,013,500

Total Institutional MuniFund Term Preferred Shares — 1.4% (identified cost $2,000,000)		$2,013,500

Total Investments — 96.1% (identified cost $141,916,882)		$141,055,738

Other Assets, Less Liabilities — 3.9%		$5,779,845

Net Assets — 100.0%		$146,835,583

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	12.5%
Texas	10.9%
New York	10.7%
Others, representing less than 10% individually	62.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 0.7% of total investments are backed by bond insurance of a financial guaranty assurance agency.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at June 30, 2016.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $3,440,154 or 2.3% of the Fund’s net assets.

3

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2016.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(5)	Variable rate security. The stated dividend rate represents the rate in effect at June 30, 2016. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$141,936,284

Gross unrealized appreciation	$235,798
Gross unrealized depreciation	(1,116,344)

Net unrealized depreciation	$(880,546)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$139,042,238	$—	$139,042,238
Institutional MuniFund Term Preferred Shares	—	2,013,500	—	2,013,500
Total Investments	$—	$141,055,738	$—	$141,055,738

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,201,710
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,318,460

		$2,520,170

Education — 18.6%
Massachusetts College Building Authority, 5.00%, 5/1/24	$750	$933,915
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/23	500	621,380
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/20	680	745,525
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/25	170	221,581
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/27	1,325	1,605,648
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	186,017
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/22	155	179,093
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/23	200	234,428
Massachusetts Development Finance Agency, (MCPHS University), 5.00%, 7/1/24	125	157,663
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	601,420
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,145,628
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,048,600
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,075,809
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	608,980
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	109,054
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,116,440

		$11,591,181

Escrowed/Prerefunded — 7.0%
Manchester Essex Regional School District, Prerefunded to 1/15/18, 5.00%, 1/15/20	$1,000	$1,068,080
Massachusetts Development Finance Agency, (College of the Holy Cross), Prerefunded to 9/1/18, 5.00%, 9/1/20	320	350,115
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	1,000	1,139,890
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/19	200	219,596
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/20	150	164,697
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,290	1,397,561

		$4,339,939

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 11.3%
Commonwealth of Massachusetts, 4.00%, 10/1/28	$815	$917,315
Medfield, 4.00%, 3/15/22	625	724,331
Melrose, 2.00%, 11/1/22	315	329,802
Southborough, 3.00%, 6/1/21	1,060	1,165,173
Wellesley, 5.00%, 6/1/17	850	884,893
Westwood, 3.00%, 6/1/21	1,000	1,095,680
Weymouth, 4.00%, 9/15/23	660	770,510
Wilmington, 4.00%, 3/15/28	1,000	1,122,050

		$7,009,754

Hospital — 12.1%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$290,668
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/22	750	906,142
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/24	750	948,457
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	213,235
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/23	625	763,406
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	591,195
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,114,380
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	783,606
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/18	750	783,720
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,000	1,118,200

		$7,513,009

Industrial Development Revenue — 0.8%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$500	$507,895

		$507,895

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,709,634

		$1,709,634

Insured-Escrowed/Prerefunded — 3.0%
Massachusetts Health and Educational Facilities Authority, (CareGroup Healthcare System), (NPFG), Prerefunded to 7/1/18, 5.25%, 7/1/21	$1,000	$1,091,280
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	635	759,854

		$1,851,134

Insured-General Obligations — 6.7%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,924,289
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,241,430

		$4,165,719

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$569,695

		$569,695

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 7.8%
Martha’s Vineyard Land Bank, (BAM), 4.00%, 5/1/22	$1,470	$1,697,453
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/23	425	526,392
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	1,600	1,946,912
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	691,400

		$4,862,157

Insured-Transportation — 1.0%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$655,919

		$655,919

Insured-Water and Sewer — 2.0%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,259,220

		$1,259,220

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	$1,000	$1,119,790
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	544,770

		$1,664,560

Senior Living/Life Care — 0.7%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$275	$308,666
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	100	102,570

		$411,236

Special Tax Revenue — 5.8%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	$1,280	$1,713,792
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,000,140
South Village Community Development District, FL, 2.00%, 5/1/17	290	292,239
South Village Community Development District, FL, 2.00%, 5/1/18	295	299,003
South Village Community Development District, FL, 2.00%, 5/1/19	300	305,016

		$3,610,190

Student Loan — 5.8%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$3,000	$3,060,960
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	555,700

		$3,616,660

Transportation — 4.8%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	$1,000	$1,178,300
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	570,530
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,214,280

		$2,963,110

Total Tax-Exempt Municipal Securities — 97.7% (identified cost $55,262,959)		$60,821,182

3

Taxable Municipal Securities — 2.7%

Security	Principal Amount (000’s omitted)	Value
Education — 1.8%
University of Massachusetts Building Authority, 2.108%, 11/1/19	$1,100	$1,127,082

		$1,127,082

Student Loan — 0.9%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$500	$518,480

		$518,480

Total Taxable Municipal Securities — 2.7% (identified cost $1,599,542)		$1,645,562

Total Investments — 100.4% (identified cost $56,862,501)		$62,466,744

Other Assets, Less Liabilities — (0.4)%		$(225,951)

Net Assets — 100.0%		$62,240,793

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 24.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 13.3% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $610,465 or 1.0% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at June 30, 2016.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,797,603

Gross unrealized appreciation	$5,669,141
Gross unrealized depreciation	—

Net unrealized appreciation	$5,669,141

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$60,821,182	$—	$60,821,182
Taxable Municipal Securities	—	1,645,562	—	1,645,562
Total Investments	$—	$62,466,744	$—	$62,466,744

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.3%
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	$210	$229,469
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,955,380
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,846,175
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	328,118
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,085,838
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	5,772,200

		$16,217,180

Education — 3.8%
Allegheny County, PA, Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	$100	$120,572
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	154,124
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	557,875
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	236,766
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	483,224
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,193,340
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,587,193
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,246,815
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,906,560
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	4,104,004
Ohio State University, General Receipts, 5.00%, 12/1/23	225	247,959
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	577,930
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	587,015
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	624,186
University of California, Prerefunded to 5/15/17, 5.00%, 5/15/21	480	503,645
University of California, Series Q, 5.00%, 5/15/21	20	21,001
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	2,158,520
University of Pittsburgh, 5.50%, 9/15/23	750	845,235
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,459,671
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	800,638
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	676,913
Washington County, PA, Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,124,940

		$27,218,126

Electric Utilities — 7.9%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,970,450
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,687,531

Security	Principal Amount (000’s omitted)	Value
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,040,780
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,231,480
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,312,888
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,260,040
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,979,412
Michigan Strategic Fund, Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,499,380
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,802,255
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,534,470
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,368,480
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,011,500
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 5.625%, 6/1/18	3,645	3,866,980
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.75% to 12/3/18 (Put Date), 12/1/23	5,000	5,141,350
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,023,960
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,988,512
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,743,732
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,895	6,595,444

		$56,058,644

Escrowed/Prerefunded — 7.3%
Bucks County, PA, Prerefunded to 11/1/18, 5.125%, 5/1/21	$500	$552,215
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	355	378,473
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), Escrowed to Maturity, 4.50%, 11/15/16(1)	440	446,640
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/16, 5.00%, 12/1/20	5,265	5,365,561
Chemeketa, OR, Community College District, Prerefunded to 6/15/18, 5.50%, 6/15/22	1,000	1,095,450
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	3,860	4,415,454
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	718,276
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Escrowed to Maturity, 5.00%, 11/15/16	1,205	1,225,497
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/16, 5.125%, 11/15/20	1,860	1,892,011
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/16, 5.125%, 11/15/22	2,835	2,883,790
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	675	739,625
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	235	257,499
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), Prerefunded to 12/1/16, 5.00%, 12/1/20	2,240	2,282,582
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), Prerefunded to 12/1/16, 5.00%, 12/1/22	1,945	1,981,974
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,647,648
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,840	1,993,419
Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	3,426,810
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	1,255	1,302,401

Security	Principal Amount (000’s omitted)	Value
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	$1,195	$1,232,726
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	27,625
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,116,590
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), Prerefunded to 9/1/20, 5.00%, 9/1/27	1,000	1,167,610
Pennsylvania State University, Prerefunded to 3/1/19, 5.00%, 3/1/24	1,000	1,113,200
Pennsylvania Turnpike Commission, Series 2009D, Prerefunded to 12/1/19, 5.00%, 12/1/22	500	570,935
Rutgers State University, NJ, Series F, Prerefunded to 5/1/19, 5.00%, 5/1/23	1,000	1,119,390
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	545	558,511
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	2,605	2,844,712
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	7,914,600

		$52,271,224

General Obligations — 13.5%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22	$4,000	$4,895,680
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,424,995
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	777,470
California, 5.00%, 12/1/21	6,000	7,257,540
California, 5.00%, 10/1/23	4,000	5,056,680
Chester County, PA, 5.00%, 7/15/28	1,530	1,716,935
Daniel Boone Area School District, PA, 5.00%, 8/15/19	1,000	1,084,770
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,217,420
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,885,578
Illinois, 5.00%, 5/1/22	6,000	6,700,320
Illinois, 5.00%, 6/1/26	4,000	4,601,360
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	525,766
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,105,781
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,649,585
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,347,730
Maryland State and Local Facilities, Prerefunded to 8/1/17, 5.00%, 8/1/18	7,500	7,858,800
Massachusetts, 5.00%, 8/1/23	7,500	9,402,000
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,380,624
Millcreek Township, PA, School District, 5.00%, 9/15/25	500	614,280
Morris County Improvement Authority, NJ, 4.00%, 5/1/22	1,000	1,161,860
Mount Lebanon, PA, School District, 5.00%, 2/15/28	1,280	1,403,251
New York, NY, 5.00%, 8/1/24	2,000	2,533,460
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 5.00%, 6/1/22	1,925	2,338,914
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 5.00%, 6/1/23	2,095	2,603,624
Oregon, 5.00%, 5/1/28	500	657,690
Oregon, 5.00%, 5/1/29	1,000	1,310,070
Oregon, 5.00%, 11/1/29	2,255	2,949,360
Oregon, 5.00%, 11/1/30	1,370	1,787,987
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,446,650
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,203,950
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,860	12,429,094

		$96,329,224

Security	Principal Amount (000’s omitted)	Value
Hospital — 7.6%
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$541,880
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	545,410
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/17	540	563,830
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	347,106
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	218,089
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	543,365
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	558,660
Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,640	3,000,835
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,153,460
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	640	782,035
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	615,173
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	402,022
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,732,797
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,567,512
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	566,136
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/22	2,215	2,692,886
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,126,120
Lancaster County, PA, Hospital Authority, (Lancaster General Hospital), Prerefunded to 3/15/17, 5.00%, 3/15/22	635	654,628
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	837,780
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,996,464
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,250	1,397,750
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,810,890
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	340	346,742
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	746,115
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	896,382
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,199,260
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,045,030
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,189,060
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,987,425
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,907,650
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,068,846
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,102,376
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,225,010
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,082,426
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/17	490	511,869
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	526,231
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	385,875
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	418,646

Security	Principal Amount (000’s omitted)	Value
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	$500	$566,095
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	284,100
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	326,214
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,085,987
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,007,650
Washington Township, CA, Health Care District, 5.50%, 7/1/19	250	280,942
Washington Township, CA, Health Care District, 5.75%, 7/1/24	1,750	1,977,780
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/23	845	1,065,545
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/24	625	802,294
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,501,572

		$54,191,950

Housing — 0.6%
Allegheny County, PA, Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$640	$641,485
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	391,885
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	303,575
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	406,242
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	422,047
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,575,757
Sandoval County, NM, MFMR, 6.00%, 5/1/32(1)	565	566,898
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	95	76,000

		$4,383,889

Industrial Development Revenue — 5.6%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,923,538
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	2,198,886
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(1)	2,415	2,473,878
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(1)	2,300	2,425,948
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	2,005,811
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	3,084,780
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	1,750	1,842,767
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	562,255
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	6,190	6,443,295
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,451,500
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,020,390
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,633,240
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,959,500

		$40,025,788

Security	Principal Amount (000’s omitted)	Value
Insured-Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,304,537

		$1,304,537

Insured-Education — 1.4%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$610,215
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,037,290
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,351,491
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,259,722

		$10,258,718

Insured-Electric Utilities — 0.5%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,401,851
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	541,795
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,374,703

		$3,318,349

Insured-Escrowed/Prerefunded — 3.7%
Denver, CO, City and County, Excise Tax Revenue, (AGC), Prerefunded to 9/1/19, 6.00%, 9/1/23	$5,000	$5,821,950
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, 5.25%, 7/15/21	1,045	1,143,063
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, 5.25%, 7/15/25	1,000	1,093,840
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), Prerefunded to 6/1/17, 5.00%, 6/1/19	5,000	5,204,550
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,239,250
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/24	700	770,042
Philadelphia Authority for Industrial Development Revenue, PA, (NPFG), Prerefunded to 12/1/16, 5.00%, 12/1/22	1,000	1,018,930
Pittsburgh, PA, School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	17,554
Pocono Mountain School District, PA, (AGM), Prerefunded to 3/1/17, 5.00%, 9/1/28	340	350,050
San Mateo County, CA, Transportation District, (NPFG), Escrowed to Maturity, 5.25%, 6/1/17	500	521,885
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/19	3,405	3,418,450
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/20	3,745	3,759,793
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,844,273

		$26,203,630

Insured-General Obligations — 10.6%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,411,512
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,196,900
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	7,534,400
Cambria County, PA, (BAM), 5.00%, 8/1/21	2,380	2,753,541
Cambria County, PA, (BAM), 5.00%, 8/1/22	3,535	4,161,437

Security	Principal Amount (000’s omitted)	Value
Delaware Valley, PA, Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	$750	$815,453
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	106,997
Glendale, AZ, (AGM), 5.00%, 7/1/22	2,000	2,393,460
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,067,369
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,402,740
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,267,287
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	769,875
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	2,018,743
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,647,485
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/23	940	1,108,016
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/24	1,075	1,286,238
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	7,660,425
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,962,100
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,132,280
Philadelphia, PA, School District, (AGM), 5.50%, 6/1/21	1,000	1,163,100
Pocono Mountain School District, PA, (AGM), 5.00%, 9/1/28	660	676,381
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,484,050
Rockland, NY, (AGM), 4.00%, 5/1/21	1,820	2,037,490
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,748,930
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,073,200
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,966,131

		$75,845,540

Insured-Hospital — 0.3%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$328,805
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,800	1,579,032

		$1,907,837

Insured-Other Revenue — 0.0%(3)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$189,042

		$189,042

Insured-Special Tax Revenue — 2.3%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,321,820
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,050,240
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,084,100
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,218,470
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,607,616

		$16,282,246

Insured-Student Loan — 0.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,175	$2,387,128

		$2,387,128

Insured-Transportation — 1.4%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,714,400
New Orleans Aviation Board, LA, (AGC), 6.00%, 1/1/23	1,040	1,164,363
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,889,632
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	700,591
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	725,308

		$10,194,294

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 1.8%
Allegheny County, PA, Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$587,195
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,537,871
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,450,250
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	6,081,400
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,081,995

		$12,738,711

Lease Revenue/Certificates of Participation — 0.9%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$586,705
California State Public Works Board, 5.00%, 11/1/26	2,725	3,396,931
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	589,520
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,775,160

		$6,348,316

Other Revenue — 2.5%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	$1,000	$1,254,360
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	297,948
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.056% to 8/1/19 (Put Date), 11/1/39(5)	400	396,892
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(1)	4,500	4,328,505
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	220	224,567
Philadelphia, PA, Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	750	876,592
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	316,134
Seminole Tribe, FL, 5.50%, 10/1/24(1)	1,825	1,904,497
Seminole Tribe, FL, 5.75%, 10/1/22(1)	5,250	5,474,175
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	792,970
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	701,941
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,203,110

		$17,771,691

Senior Living/Life Care — 2.1%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	$700	$706,048
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 3.25%, 9/1/21(1)	700	709,289
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	2,035,109
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.67% to 5/1/21 (Put Date), 5/1/36(5)	1,300	1,298,726
Lancaster, PA, Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	340	386,808
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	200	205,140
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	350	399,770
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	315	364,172
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	370	432,404
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	380	450,019
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	135	138,951
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	495	353,910
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	5,125	5,292,382
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,417,729

		$15,190,457

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.3%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,627,620
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,259,178
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	711,498
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	952,492
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,795,800
Michigan Trunk Line, 5.00%, 11/15/23	600	715,146
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,311,101
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,375,080
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,775,430
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(2)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	385	385,084
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,641,730
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	5,027,800
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,883,525
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	740	752,351
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	394,275
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	352,287
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	406,980
South Orange County, CA, Public Financing Authority, 5.00%, 8/15/24	1,000	1,181,610
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(2)	275	0
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(2)	290	203,000
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,367,359

		$38,119,346

Student Loan — 1.2%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$7,500	$7,652,400
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,097,630

		$8,750,030

Transportation — 13.9%
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$965,026
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	592,181
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	559,020
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,831,008
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,429,811
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,615,849
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	578,045
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,000	3,731,310
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,099,634
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	974,094
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,560,390
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,245,976
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,352,770
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,623,525
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,241,592
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	475,981
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	583,610
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	3,178,550

Security	Principal Amount (000’s omitted)	Value
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	$885	$1,111,887
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,554,662
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,611,610
Metropolitan Washington, DC, Airport Authority System, 5.00%, 10/1/22	5,000	5,830,600
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,525,900
Metropolitan Washington, DC, Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,420,475
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.61%, 12/15/21 (Put Date), 6/15/34(5)	4,000	3,860,000
New Jersey Turnpike Authority, 5.00%, 1/1/20	1,500	1,653,825
North Texas Tollway Authority, 5.00%, 1/1/26	3,000	3,725,610
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,587,350
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,160,230
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	1,028,440
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,214,730
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,155,950
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,115,060
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	379,197
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,410,576
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,310,768

		$99,295,242

Water and Sewer — 1.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,175,820
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,453,350
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,136,100
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,175,920

		$7,941,190

Total Tax-Exempt Municipal Securities — 98.1% (identified cost $649,390,631)		$700,742,329

Taxable Municipal Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.4%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,806	$2,746,335

		$2,746,335

Student Loan — 0.1%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,140,656

		$1,140,656

Total Taxable Municipal Securities — 0.5% (identified cost $3,657,946)		$3,886,991

Total Investments — 98.6% (identified cost $653,048,577)		$704,629,320

Other Assets, Less Liabilities — 1.4%		$9,831,290

Net Assets — 100.0%		$714,460,610

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	11.4%
Others, representing less than 10% individually	87.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 23.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.6% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $23,282,671 or 3.3% of the Fund’s net assets.

(2)	The issuer is in default on the payment of principal but continues to pay interest.

(3)	Amount is less than 0.05%.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2016.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$652,657,316

Gross unrealized appreciation	$53,902,615
Gross unrealized depreciation	(1,930,611)

Net unrealized appreciation	$51,972,004

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$700,742,329	$—	$700,742,329
Taxable Municipal Securities	—	3,886,991	—	3,886,991
Total Investments	$—	$704,629,320	$—	$704,629,320

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Opportunities Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,000	$1,005,720

		$1,005,720

Cogeneration — 0.5%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$470	$470,287

		$470,287

Education — 9.9%
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	$930	$1,075,108
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/30	1,000	1,309,020
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,000	1,163,520
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	350	417,798
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/25	315	404,791
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	544,084
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	380	493,491
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/39	1,000	1,238,020
New York Dormitory Authority, (State University Educational Facilities), Prerefunded to 7/1/18, 5.00%, 7/1/20	1,500	1,629,780
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	375	452,647
Oneida County Local Development Corp., (Hamilton College), 5.00%, 7/1/25	180	225,814

		$8,954,073

Electric Utilities — 1.4%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,267,000

		$1,267,000

Escrowed/Prerefunded — 4.3%
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/21	$1,000	$1,060,650
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.00%, 6/15/21	450	488,115
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	255	264,632
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Escrowed to Maturity, 5.00%, 7/1/17	750	782,205
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,292,604

		$3,888,206

General Obligations — 8.6%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,171,974
Livingston County, 4.50%, 5/1/23	500	592,320
New Rochelle, 5.00%, 3/15/24	1,500	1,831,020
New York, 5.00%, 3/1/24	1,000	1,263,100
New York City, 5.00%, 8/1/24	1,000	1,165,430
Omaha Public Facilities Corp., (Police and Fire), 3.00%, 4/15/36	1,440	1,460,866
Saratoga Springs, 5.00%, 2/15/22	200	242,918

		$7,727,628

Hospital — 8.2%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 4.00%, 7/1/41(1)	$1,000	$1,099,760
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	936,456
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,158,940

1

Security	Principal Amount (000’s omitted)	Value
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	$500	$609,985
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,078,010
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	855,070
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(2)	400	466,444
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(2)	600	704,280
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	485	501,073

		$7,410,018

Housing — 1.2%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,035,480

		$1,035,480

Industrial Development Revenue — 3.5%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,000	$1,028,260
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	500	526,505
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	1,023,170
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(2)	550	565,895

		$3,143,830

Insured-Education — 6.7%
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	$385	$385,054
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,614,270
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,289,034
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,752,068
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,045,400

		$6,085,826

Insured-Electric Utilities — 3.5%
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	$1,000	$1,019,010
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,137,043

		$3,156,053

Insured-Escrowed/Prerefunded — 1.4%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), Prerefunded to 8/15/18, 5.25%, 8/15/20	$1,000	$1,097,750
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	155	163,136

		$1,260,886

Insured-General Obligations — 3.4%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$124,266
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	1,040	1,183,821
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	578,905
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	887,873
Rockland County, (AGM), 5.00%, 3/1/23	250	302,250

		$3,077,115

Insured-Hospital — 1.9%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,678,272

		$1,678,272

Insured-Special Tax Revenue — 5.4%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,624,829
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,259,040

		$4,883,869

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 1.8%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,113,290
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	500	510,660

		$1,623,950

Lease Revenue/Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$532,630

		$532,630

Other Revenue — 6.7%
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	$750	$751,493
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/40	985	1,112,400
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,114,890
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	599,119
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,226,666
New York Dormitory Authority, (Smithtown Special Library District), 5.00%, 7/1/27	200	260,586

		$6,065,154

Senior Living/Life Care — 4.9%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	$1,455	$1,715,343
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	821,115
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	655	674,984
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	653,494
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	554,035

		$4,418,971

Solid Waste — 2.4%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,198,300

		$2,198,300

Special Tax Revenue — 3.7%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$980	$1,098,325
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/19, 5.00%, 5/1/24	920	1,031,219
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,223,370

		$3,352,914

Transportation — 12.0%
New York Thruway Authority, 5.00%, 1/1/24	$1,000	$1,263,680
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/31	2,000	2,171,000
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	500	593,555
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	330,209
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,000	1,168,350
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	962,300
Port Authority of New York and New Jersey, 5.00%, 12/1/27(5)	1,055	1,334,121
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,072,360
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,575	1,905,246

		$10,800,821

3

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.4%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,100,980
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/21	1,980	2,153,487
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/39	1,500	722,055

		$3,976,522

Total Tax-Exempt Municipal Securities — 97.5% (identified cost $81,967,207)		$88,013,525

Taxable Municipal Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.1%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$1,027,100

Total Taxable Municipal Securities — 1.1% (identified cost $1,000,000)		$1,027,100

Miscellaneous — 0.5%

Security	Units	Value
Real Estate — 0.5%
CMS Liquidating Trust(2)(3)(4)	150	$414,942

Total Miscellaneous — 0.5% (identified cost $480,000)		$414,942

Total Investments — 99.1% (identified cost $83,447,207)		$89,455,567

Other Assets, Less Liabilities — 0.9%		$850,990

Net Assets — 100.0%		$90,306,557

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 24.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 10.6% of total investments.

(1)	When-issued security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $3,701,236 or 4.1% of the Fund’s net assets.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

4

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$83,331,717

Gross unrealized appreciation	$6,188,908
Gross unrealized depreciation	(65,058)

Net unrealized appreciation	$6,123,850

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$88,013,525	$—	$88,013,525
Taxable Municipal Securities	—	1,027,100	—	1,027,100
Miscellaneous	—	—	414,942	414,942
Total Investments	$—	$89,040,625	$414,942	$89,455,567

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2016 is not presented. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective April 25, 2016, the name of the Fund was changed from Eaton Vance New York Limited Maturity Municipal Income Fund and its investment objective was changed to seek to maximize after-tax total return.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016